UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE CAPITAL
PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON PARTNERS
VARIABLE CAPITAL PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason ClearBridge Variable Capital Portfolio
Schedule of Investments (unaudited)
September 30, 2009

Shares	Security	Value

COMMON STOCKS — 92.8%
CONSUMER DISCRETIONARY — 11.2%
Hotels, Restaurants & Leisure — 2.7%
33,000	Ctrip.com International Ltd., ADR *	$1,940,070
36,000	Yum! Brands Inc.	1,215,360

	Total Hotels, Restaurants & Leisure	3,155,430

Leisure Equipment & Products — 2.6%
1,000,000	Li Ning Co., Ltd.	3,083,851

Specialty Retail — 5.9%
120,000	American Eagle Outfitters Inc.	2,023,200
124,000	CarMax Inc. *	2,591,600
39,800	Sherwin-Williams Co.	2,394,368

	Total Specialty Retail	7,009,168

	TOTAL CONSUMER DISCRETIONARY	13,248,449

CONSUMER STAPLES — 5.2%
Food & Staples Retailing — 3.1%
48,000	Pantry Inc. *	752,640
77,000	Walgreen Co.	2,885,190

	Total Food & Staples Retailing	3,637,830

Household Products — 2.1%
44,000	Procter & Gamble Co.	2,548,480

	TOTAL CONSUMER STAPLES	6,186,310

ENERGY — 13.2%
Energy Equipment & Services — 6.8%
58,000	Baker Hughes Inc.	2,474,280
25,500	Diamond Offshore Drilling Inc.	2,435,760
302,800	ION Geophysical Corp. *	1,065,856
100,000	Weatherford International Ltd. *	2,073,000

	Total Energy Equipment & Services	8,048,896

Oil, Gas & Consumable Fuels — 6.4%
46,000	Exxon Mobil Corp.	3,156,060
47,000	Newfield Exploration Co. *	2,000,320
100,000	Petrohawk Energy Corp. *	2,421,000

	Total Oil, Gas & Consumable Fuels	7,577,380

	TOTAL ENERGY	15,626,276

FINANCIALS — 15.2%
Capital Markets — 6.6%
176,500	Charles Schwab Corp.	3,379,975
196,900	Invesco Ltd.	4,481,444

	Total Capital Markets	7,861,419

Diversified Financial Services — 1.8%
49,600	JPMorgan Chase & Co.	2,173,472

Insurance — 3.9%
94,000	Travelers Cos. Inc.	4,627,620

Real Estate Investment Trusts (REITs) — 1.5%
465,000	Chimera Investment Corp.	1,776,300

Thrifts & Mortgage Finance — 1.4%
103,000	People’s United Financial Inc.	1,602,680

	TOTAL FINANCIALS	18,041,491

HEALTH CARE — 13.3%
Biotechnology — 1.9%
40,000	Celgene Corp. *	2,236,000

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Capital Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Shares	Security	Value

Health Care Providers & Services — 2.6%
57,000	Mednax Inc. *	$3,130,440

Pharmaceuticals — 8.8%
38,000	Johnson & Johnson	2,313,820
25,000	Roche Holding AG	4,040,623
78,000	Shire Ltd., ADR	4,078,620

	Total Pharmaceuticals	10,433,063

	TOTAL HEALTH CARE	15,799,503

INDUSTRIALS — 14.1%
Aerospace & Defense — 3.1%
45,100	L-3 Communications Holdings Inc.	3,622,432

Construction & Engineering — 5.3%
133,000	Quanta Services Inc. *	2,943,290
103,900	Shaw Group Inc. *	3,334,151

	Total Construction & Engineering	6,277,441

Industrial Conglomerates — 5.7%
126,000	General Electric Co.	2,068,920
75,000	McDermott International Inc. *	1,895,250
83,000	Tyco International Ltd.	2,861,840

	Total Industrial Conglomerates	6,826,010

	TOTAL INDUSTRIALS	16,725,883

INFORMATION TECHNOLOGY — 20.6%
Communications Equipment — 2.5%
112,000	Juniper Networks Inc. *	3,026,240

Computers & Peripherals — 3.6%
17,600	International Business Machines Corp.	2,105,136
121,000	Palm Inc. *	2,109,030

	Total Computers & Peripherals	4,214,166

Internet Software & Services — 5.6%
8,400	Google Inc., Class A Shares *	4,165,140
104,500	VeriSign Inc. *	2,475,605

	Total Internet Software & Services	6,640,745

IT Services — 2.6%
82,500	Accenture PLC, Class A Shares	3,074,775

Semiconductors & Semiconductor Equipment — 1.3%
51,500	ASML Holding NV, New York Registered Shares	1,522,855

Software — 5.0%
75,000	Blackboard Inc. *	2,833,500
110,000	Check Point Software Technologies Ltd. *	3,118,500

	Total Software	5,952,000

	TOTAL INFORMATION TECHNOLOGY	24,430,781

	TOTAL COMMON STOCKS
	(Cost — $105,508,518)	110,058,693

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Capital Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2009

Face
Amount	Security	Value

CONVERTIBLE BONDS & NOTES — 2.8%
CONSUMER STAPLES — 0.5%
Food & Staples Retailing — 0.5%
$700,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	$580,125

INDUSTRIALS — 2.3%
Commercial Services & Supplies — 2.3%
2,500,000	Covanta Holding Corp., Senior Notes, 3.250% due 6/1/14 (a)	2,775,000

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $3,165,164)	3,355,125

Contracts

PURCHASED OPTIONS — 1.0%
205	S&P 500 Index, Put @ $1,050.00, expires 1/16/10	1,134,265
230	S&P 500 Index, Put @ $975.00, expires 10/17/09	69,000

	TOTAL PURCHASED OPTIONS
	(Cost — $2,192,955)	1,203,265

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $110,866,637)	114,617,083

Face
Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$7,286,000	State Street Bank & Trust Co. repurchase agreement dated 9/30/09, 0.010% due 10/1/09; Proceeds due at maturity — $7,286,002; (Fully collateralized by U.S. Treasury Bill, 0.000% due 3/25/10; Market value — $7,433,304) (Cost — $7,286,000)	7,286,000

	TOTAL INVESTMENTS — 102.7% (Cost — $118,152,637#)	121,903,083
	Liabilities in Excess of Other Assets — (2.7)%	(3,230,696)

	TOTAL NET ASSETS — 100.0%	$118,672,387

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason ClearBridge Variable Capital Portfolio (formerly known as Legg Mason Partners Variable Capital Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Long-term investments†:
Common stocks	$110,058,693	—	—	$110,058,693
Convertible bonds & notes	—	$3,355,125	—	3,355,125
Purchased options	1,203,265	—	—	1,203,265

Total long-term investments	111,261,958	3,355,125	—	114,617,083

Short-term investment†	—	7,286,000	—	7,286,000

Total investments	$111,261,958	$10,641,125	—	$121,903,083

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,197,117
Gross unrealized depreciation	(10,446,671)

Net unrealized appreciation	$3,750,446

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 23, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 23, 2009